Derviative Financial Liability (Details) $ in Thousands	1 Months Ended
Mar. 17, 2020 USD ($) shares
Derviative Financial Liability (Details) [Line Items]
Change in fair value of derivative financial liability (in Dollars) | $	$ 9,210
Public Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Group issued warrants	17,250,000
Warrants Issued to former stockholders	12,750,000
Private Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Warrants issued exchange	4,500,000
Warrants transferred	4,000,000
Argo Re Ltd [Member]
Derviative Financial Liability (Details) [Line Items]
Tiberius warrants transferred	500,000